AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 15, 2009.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 10	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Clifford Chance US LLP
(Name and Address of Agent for Service)	31 West 52nd Street
New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on May 22, 2009 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 7 to its Registration Statement until May 22, 2009. Post-Effective Amendment No. 7 to the Trust’s Registration Statement relates to the PowerShares Prime Non-Agency RMBS Opportunity Fund and PowerShares Alt-A Non Agency RMBS Opportunity Fund, which were created pursuant to Post-Effective Amendment No. 5 to the Trust’s Registration Statement filed on January 16, 2009.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 8 and 9 to the Trust’s Registration Statement filed on May 6, 2009 and May 15, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, filed on March 11, 2009 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 15th day of May, 2009.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	May 15, 2009
Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer,	May 15, 2009
Bruce T. Duncan	Treasurer and Secretary

*/s/ Ronn R. Bagge	Trustee	May 15, 2009
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	May 15, 2009
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	May 15, 2009
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	May 15, 2009
Donald S. Wilson

*By: /s/ Stuart M. Strauss		May 15, 2009
Stuart M. Strauss
Attorney-In-Fact